Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2016
Organization
Note 1. Nature and Continuance of Operations

Eurasia Energy Limited (“the Company”) is currently inactive. The Company’s principal business is to explore investment and/or involvement opportunities in both the resource and non-resource sectors and is currently evaluating suitable targets. To date, the Company has not generated revenues from operations.

The Company’s financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred losses from operations and has an accumulated deficit of $7,120,624 at December 31, 2016. The Company cannot be certain that capital will be provided when it is required. These material uncertainties raise substantial doubt on the ability of the Company to continue as a going concern.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event that the Company cannot continue as a going concern.